Government grants (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of government grants

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Norway—SkatteFunn	$506	$568	$614
UK—R&D relief grant for SME	1,795	—	—
Total	$2,301	$568	$614